PENSION AND OTHER POST-RETIREMENT BENEFITS (Details 5) (Pension Benefits, USD $) In Thousands, unless otherwise specified				12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010	Oct. 28, 2012 Significant Other Unobservable Inputs (Level 3)	Oct. 30, 2011 Significant Other Unobservable Inputs (Level 3)
Change in plan assets:
Fair value of plan assets at beginning of year	$ 939,230	$ 870,923	$ 802,449	$ 21,847	$ 9,331
Purchases, issuances and settlements (net)				9,316	9,886
Unrealized gains				478	2,633
Realized gains (losses)				1,812	(3)
Interest and dividend income				215
Fair value of plan assets at end of year	$ 939,230	$ 870,923	$ 802,449	$ 33,668	$ 21,847